Warrant plans - Rollforward (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2016 EquityInstruments EUR (€)	Dec. 31, 2015 EquityInstruments
Warrant plans
Outstanding at the beginning of the year	3,970,807	3,466,407	2,805,692	16.2
Granted during year	1,235,245	873,000	1,130,750
Forfeited during year	(12,000)		(48,500)
Exercised during year	(567,270)	(368,200)	(419,035)
Expired during year		(400)	(2,500)
Outstanding at the end of the year	4,626,782	3,970,807	3,466,407	27.1
Exercisable	882,734	763,344	669,704	669,704	720,749
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | €	€ 39.32	€ 27.06